Exhibit 99.1

Monthly Noteholder’s Statement

Synchrony Card Issuance Trust

SynchronySeries

Pursuant to the Amended and Restated Master Indenture, dated as of May 1, 2018 (as amended and supplemented, the “Indenture”) between Synchrony Card Issuance Trust (the “Issuer”) and The Bank of New York Mellon, as indenture trustee (the “Indenture Trustee”), as supplemented by the SynchronySeries Indenture Supplement (the “Indenture Supplement”), dated as of September 26, 2018, between the Issuer and the Indenture Trustee, the Issuer is required to prepare, or cause Synchrony Bank (the “Servicer”), to prepare certain information each month regarding current distributions to the SynchronySeries Noteholders and the performance of the Issuer during the previous month. The information is required to be prepared with respect to the Payment Date as set forth below, and with respect to the performance of the Issuer during the Monthly Period ended as set forth below. Capitalized terms used herein are defined in the Indenture and the Indenture Supplement. The Discount Percentage (as defined in the Transfer Agreement) remains at 0% for all the Receivables purchased by the Issuer until otherwise indicated. The undersigned, an Authorized Officer of the Servicer, does hereby certify as follows:

Monthly Period Beginning:	03/01/2019
Monthly Period Ending:	03/31/2019
Payment Date:	04/15/2019
Loss Cycles in Period:	28

I. Trust Receivables Information (Monthly Period)

a.	BOP Number of Accounts*	4,714,678
b.	EOP Number of Accounts*	4,683,403

c.	BOP Aggregate Principal Receivables	5,112,634,206.13
d.	BOP Finance Charge Receivables	204,814,311.68
e.	BOP Discount Option Receivables	0.00
f.	BOP Total Receivables	5,317,448,517.81

g.	Increase in Principal Receivables from Additional Accounts	0.00
h.	Increase in Finance Charge Receivables from Additional Accounts	0.00
i.	Increase in Discount Option Receivables	0.00

j.	Decrease in Principal Receivables due to Account Removal	0.00
k.	Decrease in Finance Charge Receivables due to Account Removal	0.00

l.	EOP Aggregate Principal Receivables	5,061,354,468.73
m.	EOP Finance Charge Receivables	202,195,544.44
n.	EOP Discount Option Receivables	0.00
o.	EOP Total Receivables	5,263,550,013.17

p.	BOP Excess Funding Account Balance	0.00
q.	EOP Excess Funding Account Balance	0.00
r.	EOP Minimum Pool Balance	3,856,973,903.75

s.	EOP Minimum Free Equity Amount	253,067,723.44
t.	EOP Free Equity Amount	1,204,380,564.98

*	The amounts set forth for each of BOP Number of Accounts and EOP Number of Accounts include certain accounts that have a zero balance and have been closed primarily due to loss, theft or fraud.

II. Investor Information (Sum of all Series)*

a.	Note Principal Balance
	i.	Beginning of Interest Period	3,265,000,000.00
	ii.	Increase in note principal Balance due to New Issuance / Additional Draws	0.00
	iii.	Decrease in Note Principal Balance due to Principal Paid and notes Retired	250,000,000.00
	iv.	As of Payment Date	3,015,000,000.00

b.	Subordinated Transferor Amount
	i.	Beginning of Interest Period	886,091,550.81
	ii.	As of Payment Date	841,973,903.75

c.	Principal Funding Account Balance
	i.	Beginning of Interest Period	0.00
	ii.	As of Payment Date	0.00

d.	Collateral Amount
	i.	Beginning of Interest Period	4,151,091,550.81
	ii.	As of Payment Date	3,856,973,903.75

*	Throughout this Section II, Beginning of Interest Period Amounts include any issuances that occurred during the Monthly Period related to this report. As of Payment Date amounts include payments to occur on the Payment Date but exclude any issuances occurring after the last day of the Monthly Period related to the report.

III. Trust Performance Data (Monthly Period)

a.	Gross Trust Yield (Finance Charge Collections + Recoveries / BOP Principal Receivables)

	i.	Current	26.7552%
	ii.	Three-Month Average	26.1092%

b.	Payment Rate (Principal Collections / BOP Principal Receivables)

	i.	Current	20.3471%
	ii.	Three-Month Average	20.0200%

c.	Gross Charge-Off Rate (Default Amount for Defaulted Accounts / BOP Principal Receivables)

	i.	Current	6.7999%
	ii.	Prior Monthly Period	6.2433%
	iii.	Two Months Prior Monthly Period	5.5974%
	iv.	Three Months Prior Monthly Period	4.4429%
	v.	Three-Month Average	6.2135%

d.	Net Charge-Off Rate (Default Amount for Defaulted Accounts - Recoveries/ BOP Principal Receivables)

	i.	Current	5.9488%
	ii.	Prior Monthly Period	5.3811%
	iii.	Two Months Prior Monthly Period	4.8237%
	iv.	Three Months Prior Monthly Period	3.8195%
	v.	Three-Month Average	5.3845%

e.	Default Amount for Defaulted Accounts		28,971,194.45

f.	Recovery Amount		3,626,156.57

g.	Net Charge-Off (Default Amount for Defaulted Accounts - Recoveries)		25,345,037.88

h.	Number of Accounts Charged Off		10,509

i.	Average Account Charge-Off (Net Charge-Off / Number of Accounts Charged Off)		2,411.75

j.	Delinquency Data		Accounts	Pctg. of Tot. Accts.	Total Receivables	Pctg. of Tot. Recv.

	i.	1-29 Days Delinquent	53,707	1.1468%	113,264,868.28	2.1519%
	ii.	30-59 Days Delinquent	14,662	0.3131%	44,372,440.08	0.8430%
	iii.	60-89 Days Delinquent	10,785	0.2303%	35,661,229.09	0.6775%
	iv.	90-119 Days Delinquent	9,344	0.1995%	31,796,604.53	0.6041%
	v.	120-149 Days Delinquent	8,763	0.1871%	31,410,575.66	0.5968%
	vi.	150-179 Days Delinquent	7,554	0.1613%	27,242,798.14	0.5176%
	vii.	180 or Greater Days Delinquent	0	0.0000%	0.00	0.0000%
		Total	104,815	2.2380%	283,748,515.78	5.3908%

IV. Series Performance Data

	March	February	January
	Monthly Period	Monthly Period	Monthly Period
(a) Portfolio Yield	19.12%	19.92%	19.81%
(b) Base Rate	4.96%	4.54%	4.54%
(a)- (b) = Excess Spread Percentage	14.16%	15.38%	15.27%
Three Month Average Excess Spread Percentage	14.94%	15.77%	16.57%

V. Collections and Allocations		Trust	Series

a.	Finance Charge Collections (excluding f.)	113,991,192.18	41,422,241.38
b.	Servicing Fee Retained	8,521,057.11	3,178,581.79
c.	Principal Collections	1,040,273,262.14	378,926,823.60
d.	Default Amount	28,971,194.45	11,031,078.52
e.	Net Swap Receipts		0.00
f.	Investment Earnings Treated as Finance Charge Collections		0.00

VI. Allocation Percentages

a.	Allocation Percentage Denominators

	i.	Aggregate Principal Receivables Balance as of EOP Prior Monthly Period	5,112,634,206.13
	ii.	Number of Days at Balance	31

b.	SynchronySeries Allocation Percentages

	i.	SynchronySeries Floating Allocation Percentage (daily average)	37.3027%
	ii.	SynchronySeries Principal Allocation Percentage (daily average)	37.3027%

VII. Shared Excess Available Finance Charge Collections

a.	Finance Charge Shortfall for SynchronySeries		0.00

b.	Finance Charge Shortfall for all Series		0.00

c.	Shared Excess Available Finance Charges Collections Allocated to SynchronySeries		0.00

VIII. Information Regarding the Current Distribution to Noteholders

The amount of distribution to Noteholders on the related Payment Date per $1,000 Initial Dollar Principal Amount

Tranche	LIBOR Determination Date	LIBOR Rate	Interest Rate	Interest Distribution	Principal Distribution	Total Distribution

Class A (2018-1)			3.3800%	2.82	0.00	2.82

Class A (2019-1)			2.9500%	2.46	0.00	2.46

Class B (2018-1)			3.3000%	2.75	0.00	2.75

Class C (2018-1)			3.4900%	2.91	0.00	2.91

Class D (2018-1)			3.9200%	3.27	0.00	3.27

IX. Outstanding Dollar Principal Amount of SynchronySeries Notes as of the Payment Date

			Adjusted	Principal distribution
	Initial Dollar Principal	Outstanding Dollar	Outstanding Dollar	on the
Tranche	Amount	Principal Amount	Principal Amount	Payment Date

Class A (2018-1)	1,000,000,000.00	1,000,000,000.00	1,000,000,000.00	0.00
Class A (2019-1)	750,000,000.00	750,000,000.00	750,000,000.00	0.00
Total Class A	1,750,000,000.00	1,750,000,000.00	1,750,000,000.00	0.00

Class B (2018-1)	5,000,000.00	5,000,000.00	5,000,000.00	0.00
Total Class B	5,000,000.00	5,000,000.00	5,000,000.00	0.00

Class C (2018-1)	5,000,000.00	5,000,000.00	5,000,000.00	0.00
Total Class C	5,000,000.00	5,000,000.00	5,000,000.00	0.00

Class D (2018-1)	5,000,000.00	5,000,000.00	5,000,000.00	0.00
Total Class D	5,000,000.00	5,000,000.00	5,000,000.00	0.00

Total	1,765,000,000.00	1,765,000,000.00	1,765,000,000.00	0.00

X. Nominal Liquidation Amount of SynchronySeries Notes

		Increases from
		amounts	Reimbursements		Reductions due
		withdrawn from the	of prior Nominal		to reallocations		Reductions due
		Note Retirement	Liquidation	Increase	of Available	Reductions due	to amounts
	Nominal	Subaccounts	Amount Deficits	due to additional	Principal	to amounts	deposited in	Nominal
	Liquidation Amount	in respect of	from Available	notes issued	Collections and	deposited to the	applicable Note	Liquidation Amount
	as of Beginning of	Prefunding Excess	Finance Charge	during Monthly	Investor	Principal Funding	Retirement	as of end of
Tranche	Interest Period*	Amounts	Collections	Period	Charge-Offs	Subaccounts	Subaccount	Interest Period*

Class A (2018-1)	1,000,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	1,000,000,000.00
Class A (2019-1)	750,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	750,000,000.00
Total Class A	1,750,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	1,750,000,000.00

Class B (2018-1)	5,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	5,000,000.00
Total Class B	5,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	5,000,000.00

Class C (2018-1)	5,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	5,000,000.00
Total Class C	5,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	5,000,000.00

Class D (2018-1)	5,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	5,000,000.00
Total Class D	5,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	5,000,000.00

Total	1,765,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	1,765,000,000.00

*	Beginning of Interest Period amounts include any issuances that occurred during the Monthly Period related to this report. As of end of Interest Period amounts include payments to occur on the Payment Date but exclude any issuances occurring after the last day of the Monthly Period related to this report.

XI. SynchronySeries Required and Subordinated Amounts*

Beginning of Interest Period

			Nominal Liquidation	Nominal Liquidation	Nominal Liquidation
	Required	Total Subordinated	Amount of Class B	Amount of Class C	Amount of Class D	Subordinated
Tranche	Subordinated Amount	Amount	Notes	Notes	Notes	Transferor Amount

Class A (2018-1)	351,351,351.43
Class A (2019-1)	263,513,513.57
Total Class A	614,864,865.00	614,864,865.00	5,000,000.00	5,000,000.00	5,000,000.00	599,864,865.00

Class B (2018-1)	438,750,000.00
Total Class B	438,750,000.00	609,864,865.00		5,000,000.00	5,000,000.00	599,864,865.00

Class C (2018-1)	286,511,628.00
Total Class C	286,511,628.00	604,864,865.00			5,000,000.00	599,864,865.00

Class D (2018-1)	92,894,737.00
Total Class D	92,894,737.00	599,864,865.00				599,864,865.00

As of Payment Date

			Nominal Liquidation	Nominal Liquidation	Nominal Liquidation
	Required	Total Subordinated	Amount of Class B	Amount of Class C	Amount of Class D	Subordinated
Tranche	Subordinated Amount	Amount	Notes	Notes	Notes	Transferor Amount

Class A (2018-1)	351,351,351.43
Class A (2019-1)	263,513,513.57
Total Class A	614,864,865.00	614,864,865.00	5,000,000.00	5,000,000.00	5,000,000.00	599,864,865.00

Class B (2018-1)	438,750,000.00
Total Class B	438,750,000.00	609,864,865.00		5,000,000.00	5,000,000.00	599,864,865.00

Class C (2018-1)	286,511,628.00
Total Class C	286,511,628.00	604,864,865.00			5,000,000.00	599,864,865.00

Class D (2018-1)	92,894,737.00
Total Class D	92,894,737.00	599,864,865.00				599,864,865.00

*	Throughout this Section XI, Beginning of Interest Period Amounts include any issuances that occured during the Monthly Period related to this report. As of Payment Date amounts include payments to occur on the Payment Date but exclude any issuances occurring after the last day of the Monthly Period related to this report.

XII. Interest Funding Account Sub-Accounts

		Targeted deposit	Previous		Amount
	Beginning	to the	shortfalls of		withdrawn from the		Ending
	Interest	Interest Funding	targeted	Actual	Interest Funding		Interest
	Funding	Subaccount	deposits to the	deposit to Interest	Subaccount		Funding
	Subaccount	for the current	Interest Funding	Funding	for payment to	Other	Subaccount
Tranche	Balance	period	Subaccount	Subaccount	Noteholders	Withdrawals	Balance

Class A (2018-1)	0.00	2,816,666.67	0.00	2,816,666.67	2,816,666.67	0.00	0.00
Class A (2019-1)	0.00	1,843,750.00	0.00	1,843,750.00	1,843,750.00	0.00	0.00
Total Class A	0.00	4,660,416.67	0.00	4,660,416.67	4,660,416.67	0.00	0.00

Class B (2018-1)	0.00	13,750.00	0.00	13,750.00	13,750.00	0.00	0.00
Total Class B	0.00	13,750.00	0.00	13,750.00	13,750.00	0.00	0.00

Class C (2018-1)	0.00	14,541.67	0.00	14,541.67	14,541.67	0.00	0.00
Total Class C	0.00	14,541.67	0.00	14,541.67	14,541.67	0.00	0.00

Class D (2018-1)	0.00	16,333.33	0.00	16,333.33	16,333.33	0.00	0.00
Total Class D	0.00	16,333.33	0.00	16,333.33	16,333.33	0.00	0.00

Total	0.00	4,705,041.67	0.00	4,705,041.67	4,705,041.67	0.00	0.00

XIII. Principal Funding Account Sub-Accounts

		Targeted deposit			Amount
		to the	Previous shortfall		withdrawn from
	Beginning	Principal Funding	of targeted	Actual deposit	Principal Funding		Ending
	Principal Funding	Subaccount	deposit to the	to Principal Funding	Subaccount		Principal
	Subaccount	for the current	Principal Funding	Subaccount on the	for payments to	Other	Funding
Tranche	Balance	period	Subaccount	Transfer date	Noteholders	Withdrawals	Subaccount Balance

Class A (2018-1)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Class A (2019-1)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total Class A	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Class B (2018-1)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total Class B	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Class C (2018-1)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total Class C	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Class D (2018-1)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total Class D	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00

XIV. Class D Reserve Sub-Accounts

		Targeted		Class D	Amount
		deposit to the		Reserve	withdrawn with
		Class D	Actual	Subaccount	respect of payment
	Beginning	Reserve	deposit to	earnings	of interest or	Withdrawal	Ending
	Class D Reserve	Subaccount for the	Class D Reserve	for the current	principal to	of Excess	Class D Reserve
Tranche	Subaccount Balance	current period	Subaccount	period	Noteholders	Amounts	Subaccount

Class D (2018-1)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total Class D	0.00	0.00	0.00	0.00	0.00	0.00	0.00

XV. Accumulation Reserve Sub-Accounts

				Accumulation
	Beginning	Targeted deposit to	Actual	Reserve	Amount withdrawn		Ending
	Accumulation	the Accumulation	deposit to	Subaccount	with respect of		Accumulation
	Reserve	Reserve	Accumulation	earnings	payment of	Withdrawal	Reserve
	Subaccount	Subaccount for the	Reserve	for the current	principal to	of Excess	Subaccount
Tranche	Balance	current period	Subaccount	period	Noteholders	Amounts	Balance

Class A (2018-1)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Class A (2019-1)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total Class A	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Class B (2018-1)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total Class B	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Class C (2018-1)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total Class C	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Class D (2018-1)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total Class D	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00

XVI. Series Early Amortization Events

a.	Average Excess Spread Percentage for three consecutive Monthly Periods is less than required Excess Spread Percentage	No

b.	The Outstanding Dollar Principal Amount is outstanding beyond the Scheduled Principal Payment Date	No

c.	Has an early amortization event occurred?	No

XVII. Risk Retention

a.	U.S. Risk Retention

	i.	Required Risk Retention Transferor Amount (as of EOP)	150,750,000.00
	ii.	Risk Retention Transferor Amount (as of EOP)	2,046,354,468.73

b.	E.U. Risk Retention

At the date of this statement, Synchrony Bank, as “originator” for the purposes of Regulation (EU) 2017/2402, currently retains a material net economic interest that is not less than 5% of the nominal value of the securitized exposures, in a form that is intended to qualify as an originator’s interest as provided in option (b) of Article 6(3) of that Regulation, which interest is not hedged or otherwise mitigated except as permitted by that Regulation and related technical standards and guidelines, in each case as applicable on the date of issuance of the notes.

IN WITNESS WHEREOF, the undersigned has duly executed this Monthly Noteholder’s Statement as of the 11th day of April 2019.

Synchrony Bank, as Servicer

By:	/s/ Brian Doubles

Name:	Brian Doubles

Title:	Chief Financial Officer

Page 11 of 11